Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible assets and goodwill
Net balance	R$ 1,318,099	R$ 1,347,327	R$ 1,377,232
Cost
Intangible assets and goodwill
Net balance	1,667,160	1,612,389
Amortization
Intangible assets and goodwill
Net balance	R$ (349,061)	R$ (265,062)	(185,814)
Intangible assets under development
Intangible assets and goodwill
Average annual amortization rates %	0.00%	0.00%
Net balance	R$ 49,149	R$ 47,124
Intangible assets under development | Cost
Intangible assets and goodwill
Net balance	49,149	47,124
Intangible assets under development | Amortization
Intangible assets and goodwill
Net balance	0	0
Software license
Intangible assets and goodwill
Net balance	R$ 19,591	R$ 22,132
Software license | Minimum
Intangible assets and goodwill
Average annual amortization rates %	20.00%	20.00%
Software license | Maximum
Intangible assets and goodwill
Average annual amortization rates %	50.00%	50.00%
Software license | Cost
Intangible assets and goodwill
Net balance	R$ 37,347	R$ 32,217
Software license | Amortization
Intangible assets and goodwill
Net balance	R$ (17,756)	R$ (10,085)	(5,135)
Database
Intangible assets and goodwill
Average annual amortization rates %	10.00%	10.00%
Net balance	R$ 93	R$ 173
Database | Minimum
Intangible assets and goodwill
Average annual amortization rates %		20.00%
Database | Maximum
Intangible assets and goodwill
Average annual amortization rates %		50.00%
Database | Cost
Intangible assets and goodwill
Net balance	800	R$ 800
Database | Amortization
Intangible assets and goodwill
Net balance	R$ (707)	R$ (627)	(547)
Goodwill
Intangible assets and goodwill
Average annual amortization rates %	0.00%	0.00%
Net balance	R$ 923,439	R$ 923,439
Goodwill | Cost
Intangible assets and goodwill
Net balance	923,439	923,439
Goodwill | Amortization
Intangible assets and goodwill
Net balance	R$ 0	R$ 0
Customer portfolio
Intangible assets and goodwill
Average annual amortization rates %	10.00%	10.00%
Net balance	R$ 13,198	R$ 24,662
Customer portfolio | Cost
Intangible assets and goodwill
Net balance	135,848	135,848
Customer portfolio | Amortization
Intangible assets and goodwill
Net balance	R$ (122,650)	R$ (111,186)	(94,967)
Non-compete
Intangible assets and goodwill
Average annual amortization rates %	20.00%	20.00%
Net balance	R$ 2	R$ 743
Non-compete | Cost
Intangible assets and goodwill
Net balance	2,697	2,697
Non-compete | Amortization
Intangible assets and goodwill
Net balance	R$ (2,695)	R$ (1,954)	(1,146)
Brands and patents
Intangible assets and goodwill
Average annual amortization rates %	0.00%	0.00%
Net balance	R$ 29	R$ 29
Brands and patents | Cost
Intangible assets and goodwill
Net balance	29	29
Brands and patents | Amortization
Intangible assets and goodwill
Net balance	R$ 0	0
Platform
Intangible assets and goodwill
Average annual amortization rates %	20.00%
Net balance	R$ 312,598	R$ 329,025
Platform | Minimum
Intangible assets and goodwill
Average annual amortization rates %		10.00%
Platform | Maximum
Intangible assets and goodwill
Average annual amortization rates %		20.00%
Platform | Cost
Intangible assets and goodwill
Net balance	517,851	R$ 470,235
Platform | Amortization
Intangible assets and goodwill
Net balance	R$ (205,253)	R$ (141,210)	R$ (84,019)